NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Non curren tAssets Held Fo rSale And Discontinued Operations Explanatory [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
The following table sets forth information on the main types of non-current assets held for sale:

	12-31-2019	12-31-2018
	ThU.S.$	ThU.S.$
Land	2,422	2,352
Buildings	1,256	1,284
Property, plant and equipment	758	2,090
Total	4,436	5,726